Subsequent Events (Brooklyn ImmunoTherapeutics, LLC)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events
16.	SUBSEQUENT EVENTS

PPP Loan Forgiveness

In November 2020, the U.S. Small Business Administration approved the forgiveness of approximately $1,093,000 of the Company’s $1,625,000 PPP Loan, leaving a principal balance of approximately $532,000.

Legal Proceedings

From time to time, the Company is subject to legal proceedings in the ordinary course of business. While management presently believes that the ultimate outcome of these proceedings, individually and in the aggregate, will not materially harm its financial position, cash flows, or overall trends in results of operations, legal proceedings are subject to inherent uncertainties, and unfavorable rulings or outcomes could occur that have, individually or in the aggregate, a material adverse effect on the Company’s business, financial condition or operating results. The Company is not currently subject to any pending material legal proceedings except as described below.

The Company and its directors have been named as defendants in six substantially similar actions brought by purported stockholders of the Company’s arising out of the Merger: Henson v. NTN Buzztime, Inc., Case No. 1:20-cv-08663 (S.D.N.Y. filed Oct. 16, 2020); Chinta v. NTN Buzztime, Inc., Case No. 1:20-cv-01401 (D. Del. filed Oct. 16, 2020); Amanfo v. NTN Buzztime, Inc., Case No. 1:20-cv-08747 (S.D.N.Y. filed Oct. 20, 2020); Falikman v. NTN Buzztime, Inc., Case No. 1:20-cv-05106 (E.D.N.Y. filed Oct. 23, 2020); Haas v. NTN Buzztime, Inc., Case No. 3:20-cv-02123-BAS-JLB (S.D. Cal. filed Oct. 29, 2020); and Monsour v. NTN Buzztime, Inc. Case No. 1:20-cv-08755 (S.D.N.Y filed October 20, 2020). These actions assert claims asserting violations of Sections 14(a) and 20(a) of the Securities Exchange Act of 1934 and Securities Exchange Commission Rule 14a-9 promulgated thereunder. Chinta asserts additional claims for breach of fiduciary duty under Delaware law. The complaints allege that defendants failed to disclose allegedly material information in a Form S-4 Registration Statement filed on October 2, 2020, including (1) certain details regarding any projections or forecasts the Company or Brooklyn may have made, and the analyses performed by the Company’s financial advisor, Newbridge Securities Corporation; (2) conflicts concerning the sales process; and (3) disclosures regarding whether or not the Company entered into any confidentiality agreements with standstill and/or “don’t ask, don’t waive” provisions. The complaints allege that these purported failures to disclose rendered the Form S-4 false and misleading. The complaints request a preliminary and permanent injunction of the Merger; rescission of the Merger if executed and/or rescissory damages in unspecified amounts; direction to the individual directors to disseminate a compliant Registration Statement; an accounting by the Company for all alleged damages suffered; a declaration that certain federal securities laws have been violated; and costs, including attorneys’ and expert fees and expenses. Process has been served in Henson, but not in any of the other actions. The deadline for defendants to respond to the complaint in Henson is December 21, 2020. Although plaintiffs request injunctive relief in their complaints, they have not filed motions for such relief.

The Company and its directors deny the allegations asserted against the Company in these actions and intend to oppose them vigorously.

18.	Subsequent Events

Asset Sale

On January 13, 2020, the Company entered into an asset purchase agreement with Sporcle, Inc., a Delaware corporation (“Sporcle”), pursuant to which the Company agreed to sell to Sporcle all of its assets necessary for Sporcle to conduct the live hosted knowledge-based trivia events known as Stump! Trivia and OpinioNation for $1,360,000. The transaction closed on January 31, 2020, and the Company recorded a net gain of approximately $1,265,000 in January 2020.

Amendment to Loan and Security Agreement

On March 12, 2020, the Company entered into an amendment to the loan and security agreement it entered into with Avidbank in September 2018. In connection with entering into the amendment, the Company made a $433,000 payment on its term loan, which includes the $83,333 monthly principal payment plus accrued interest for March 2020 and a $350,000 principal prepayment, thereby reducing the outstanding principal balance of its term loan to $2,000,000. Under the terms of the amendment, the Company’s financial covenants were changed, the maturity date of its term loan was changed from September 28, 2022 to December 31, 2020 (and as a result, the Company classified the total outstanding principal balance as a current liability on its balance sheet as of December 31, 2019), and commencing on April 30, 2020, the Company must make principal plus accrued interest payments on the last day of each month, such that its term loan will be repaid by December 31, 2020. The principal payment the Company must make each month will be $125,000 for each of April, May and June, $300,000 for each of July, August, September, October and November, and $125,000 for December.

Under the terms of the original loan and security agreement, the Company’s EBITDA was required to be at least $1,000,000 for the trailing six-month period as of the last day of each fiscal quarter and the aggregate amount of unrestricted cash it had in deposit accounts or securities accounts maintained with Avidbank must be not less than $2,000,000 at all times. As of December 31, 2019, the Company was in compliance with both of those covenants.

Under the terms of the amendment, the minimum EBITDA covenant was replaced with a monthly minimum asset coverage ratio covenant, which the Company refers to as the ACR covenant, and the minimum liquidity covenant was amended to provide that the aggregate amount of unrestricted cash the Company has in deposit accounts or securities accounts maintained with Avidbank must be at all times not less than the principal balance outstanding under the term loan. Under the ACR covenant, the ratio of (i) the Company’s unrestricted cash at Avidbank as of the last day of a calendar month plus 75% of its outstanding accounts receivable accounts that are within 90 days of invoice date to (ii) the outstanding principal balance of the term loan on such day must be no less than 1.25 to 1.00.

Brooklyn Immunotherapeutics, LLC [Member]
Subsequent Events
NOTE 13	SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed balance sheet date through December 21, 2020.

From time to time, the Company is subject to legal proceedings in the ordinary course of business. While management presently believes that the ultimate outcome of these proceedings, individually and in the aggregate, will not materially harm its financial position, cash flows, or overall trends in results of operations, legal proceedings are subject to inherent uncertainties, and unfavorable rulings or outcomes could occur that have, individually or in the aggregate, a material adverse effect on the Company’s business, financial condition or operating results. The Company is not currently subject to any pending material legal proceedings except as described below.

NTN and its directors have been named as a defendant in six substantially similar actions brought by purported stockholders of the Company arising out of the Merger: Henson v. NTN Buzztime, Inc., Case No. 1:20-cv-08663 (S.D.N.Y. filed Oct. 16, 2020); Chinta v. NTN Buzztime, Inc., Case No. 1:20-cv-01401 (D. Del. filed Oct. 16, 2020); Amanfo v. NTN Buzztime, Inc., Case No. 1:20-cv-08747 (S.D.N.Y. filed Oct. 20, 2020); Falikman v. NTN Buzztime, Inc., Case No. 1:20-cv-05106 (E.D.N.Y. filed Oct. 23, 2020); Haas v. NTN Buzztime, Inc., Case No. 3:20-cv-02123-BAS-JLB (S.D. Cal. filed Oct. 29, 2020); and Monsour v. NTN Buzztime, Inc., Case No. 1:20-cv-08755 (S.D.N.Y. filed Oct. 20, 2020). Only one of these suits (the Chinta case) also names the Company. These actions assert claims alleging violations of Sections 14(a) and 20(a) of the Securities Exchange Act of 1934 and Securities Exchange Commission Rule 14a-9 promulgated thereunder, and in the Chinta case alleges that Brooklyn is a controlling person of NTN.

The complaints generally allege that the defendants failed to disclose allegedly material information in a Form S-4 Registration Statement filed on October 2, 2020, including (1) certain details regarding any projections or forecasts the Company or Brooklyn may have made, and the analyses performed by the Company’s financial advisor, Newbridge Securities Corporation; (2) conflicts concerning the sales process; and (3) disclosures regarding whether or not the Company entered into any confidentiality agreements with standstill and/or “don’t ask, don’t waive” provisions. The complaints generally allege that these purported failures to disclose rendered the Form S-4 false and misleading. The complaints request preliminary and permanent injunction of the Merger; rescission of the Merger if executed and/or rescissory damages in unspecified amounts; direction to the individual directors to disseminate a compliant Registration Statement; an accounting by the Company for all alleged damages suffered; a declaration that certain federal securities laws have been violated; and costs, including attorneys’ and expert fees and expenses. Although plaintiffs request injunctive relief in their complaints, they have not filed motions for such relief.

The Company denies the allegations asserted against the Company and intends to oppose the suit in which it is named vigorously.

In December 2020, the Company entered into option agreements with Novellus Therapeutics Limited and Factor Bioscience Limited (together, Novellus) to obtain the right to exclusively license Novellus’ IP and mRNA cell reprogramming and gene editing technology for use in the development of certain cell-based therapies to be evaluated and developed for treating human diseases, including certain types of cancer, sickle cell disease, and beta thalassemia. The option is exercisable before February 28, 2021 (or April 30, 2021 if the Company’s merger with NTN has not closed by that date) and requires the Company to pay a non-refundable option fee of $500,000 (even if the option is not exercised) and an initial license fee of $4.0 million (including the non-refundable fee of $500,000) in order to exercise the option (plus additional future consideration to potentially acquire additional stem cell lines, payments based on achieving enumerated milestones and a royalty on net sales).

NOTE 14 SUBSEQUENT EVENTS

Capital Call

Subsequent to December 31, 2019, the Company made capital calls in the aggregate amount of $3,858,750. The Company received cash of $3,858,750 in satisfaction of this capital call through the dates which the financial statements were available to be issued.

CARES Act

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. Under ASC 740, the effects of new legislation are recognized upon enactment. Accordingly, the effects of the CARES Act will be effective in the quarter, or in our case, the year that includes the date that the president signs the bill. We are currently evaluating how provisions in the CARES Act will impact our financial statements in 2020.